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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21530

                          Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28


Date of reporting period:  March 1, 2007 through August 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


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--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                     SELECT
                                   VALUE FUND

                                      PSEAX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     8/31/07

                                 [LOGO]PIONEER
                                       Investments(R)

Table of Contents
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Letter to Shareowners                                    2
Portfolio Management Discussion                          4
Portfolio Summary                                        7
Prices and Distributions                                 8
Performance Update                                       9
Comparing Ongoing Fund Expenses                         10
Schedule of Investments                                 12
Financial Statements                                    16
Notes to Financial Statements                           20
Trustees, Officers and Service Providers                25

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides during the past year, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry, and to problems with risk management by banks and hedge funds, have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

Even against this backdrop, the long-term performance of major asset classes remained positive. In the 12 months ending August 31, 2007, equity investors were generally rewarded as, despite a late-July decline, the Standard & Poor's 500 Index returned 15%, the Dow Jones Industrial Average returned 20%, and the NASDAQ Composite Index returned 19%. International developed and emerging markets equities performed well also, with the MSCI EAFE Developed Market Index returning 19% and the MSCI Emerging Markets Index returning 44% over the 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending August 31, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 7% for the same period, reflecting its higher coupon yield.

U.S. economic growth has slowed in the past year, but this was due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as it was to rising commodity prices and short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices and/or banks' unwillingness to lend pose a larger and more imminent threat to the economy.

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially exporters, has driven unemployment lower and supported growing consumption. Japanese economic growth also continues to make progress, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world as they persist in "catching up," led by China, which continues its rise as a world economic power.

Letter

The U.S. Federal Reserve and the world's other central banks have pursued policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly." The central banks have responded to this past summer's liquidity squeeze in the inter-bank and commercial paper markets by acting as the "lenders of last resort" to limit the risk of problems spreading to the broader economy. Looking forward, the economic outlook and equity valuations appear generally positive, although the current environment is plagued by fears that subprime mortgage problems will result in a systemic liquidity/credit crunch. While falling risk tolerances may depress asset prices in the short term, valuations look reasonable if credit market problems do not spread to the broader economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,
/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund
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PORTFOLIO MANAGEMENT DISCUSSION 8/31/07
--------------------------------------------------------------------------------

Stocks delivered modestly positive results for the six months ending August 31, 2007, as a sharp correction in July undercut the gains from the previous four months. In the following discussion, Rod Wright, leader of the team managing Pioneer Select Value Fund, provides an update on the Fund and its strategies during the six months.

Q:   How did the Fund perform during the six months ending August 31, 2007?

A: The Fund's Class A shares had a total return of 2.32%, at net asset value, over the six months. During the same period, the Fund's benchmark, Russell 1000 Value Index, returned 2.76%, while the Standard & Poor's 500 Index, a measure of the broader stock market, gained 5.69%. The average return of the 529 funds in Lipper's Large Cap Value Fund category was 4.43% over the same six-month period.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that influenced the Fund's performance during the six months?

A: Our basic strategy in managing the Fund is to maintain relatively large positions in a concentrated portfolio of about 30 companies, selected from the large-cap and mid-cap value universes. Our stock selection process emphasizes individual security analysis, and we construct the portfolio from the bottom up. Sector positioning tends to result from the selection of companies that we think offer superior opportunities, rather than from any top-down analysis of economic trends. We focus on the stocks of corporations that have several attributes: above-average returns on both equity and invested capital; strong growth and profit records; solid balance sheets; seasoned, successful management teams; and firm positions within their competitive markets. The

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Fund performed well until the mid-July market reversal, and several holdings posted excellent results for the six-month period.

     Our large position in Nokia, the Finland-based developer and producer of telecommunications equipment, was a major contributor to performance. Nokia gained share in the global competitive market for wireless handset devices, leading to an acceleration of company earnings and a significant jump in the company's stock price. Pharmaceutical company Schering Plough was another big success, as its share price appreciated when investors became more optimistic about its development pipeline of new drugs. Freeport McMoRan Copper & Gold's stock price almost doubled during the period. The beneficiary of increased demand for copper, Freeport McMoRan was able to pay down a large part of the debt it had accumulated in acquiring Phelps Dodge, a major copper producer. KBR, a large engineering company that had been spun-off as an independent corporation from Halliburton, was another significant performer. KBR benefited from increasing global demand for large infrastructure and energy projects throughout the world. Our stock selection process resulted in a significant underweighting of financial stocks. This proved to be an advantage, as the sector was battered during the six month period in the fallout from problems in the subprime mortgage industry. Moreover, one of the financial companies in which we invested - life and disability insurer UNUM - performed very strongly, and aided overall Fund performance.

     However, we did have some disappointments among our financials investments, including E*Trade, the on-line brokerage and banking firm, and AMBAC, a bond insurer that was affected by concerns about potential exposure to the subprime mortgage market.

     The principal factor in the Fund's underperformance relative to the Russell 1000 Value Index (the Russell Index) was in the energy sector, where we were underweighted. While the energy stocks in the Russell Index rose by an average of 13%, our holdings posted negative results. Relative performance was hurt by our decision to avoid owning shares of energy giant ExxonMobil, a major component of the Russell Index, which performed very well. At the same time, we had a significant position in Plains Exploration, an independent oil and gas company whose stock plummeted in July

Pioneer Select Value Fund
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PORTFOLIO MANAGEMENT DISCUSSION 8/31/07                            (continued)
--------------------------------------------------------------------------------

     and August after it announced plans for an acquisition that investors did not like.

Q:   What is your investment outlook?

A: The past six-month period ended with considerable volatility in the domestic stock market, revolving around concerns that problems in the subprime mortgage industry might foreshadow a more general weakening of credit quality. We believe, however, that we are going through a normal phase in the credit cycle. While corporate earnings for the third quarter of 2007 may be somewhat disappointing and contribute to short-term volatility, we have a more positive view of the market and opportunities beyond the near term. We think the overall stock market is reasonably priced and many good companies have the potential to improve their earnings significantly.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund
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PORTFOLIO SUMMARY 8/31/07

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)
[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED
MATERIAL]

U.S. Common Stocks                              80.7%
Temporary Cash Investment                       16.9%
Depositary Receipts for International Stocks     2.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)
[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED
MATERIAL]

Financials                                      22.3%
Consumer Discretionary                          17.7%
Health Care                                     14.4%
Information Technology                          11.1%
Materials                                        8.9%
Industrials                                      8.7%
Consumer Staples                                 8.5%
Energy                                           3.3%
Utilities                                        3.1%
Telecommunication Services                       2.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. UNUM Group                                  5.28%
 2. Gap, Inc.                                   4.70
 3. Loews Corp. Carolina Group                  4.60
 4. The Interpublic Group of Companies, Inc.    4.47
 5. National Semiconductor Corp.                4.32
 6. E*TRADE Financial Corp.                     4.30
 7. Bristol-Myers Squibb Co.                    4.15
 8. Cooper Companies, Inc.                      4.00
 9. Kroger Co.                                  3.96
10. Omnicare, Inc.                              3.66

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Select Value Fund
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PRICES AND DISTRIBUTIONS
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Net Asset Value Per Share
--------------------------------------------------------------------------------

Class     8/31/07      2/28/07
-----     -------      -------
 A         $13.24       $12.94

Distributions Per Share
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                     3/1/07 - 8/31/07
                     ----------------
             Net
         Investment      Short-Term       Long-Term
Class     Income       Capital Gains    Capital Gains
-----    ----------    -------------    -------------
 A          $ -            $ -              $ -

Pioneer Select Value Fund
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PERFORMANCE UPDATE 8/31/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
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The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

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Average Annual Total Returns
(As of August 31, 2007)

                                        Net Asset      Public Offering
Period                                 Value (NAV)     Price (POP)
Life-of-Class
(6/10/04)                                 13.27%           11.21%
1 Year                                    18.13            11.33
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated July 1, 2007)

                                          Gross              Net
                                          7.59%             1.25%
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[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                     Pioneer Select     Russell 1000
                                       Value Fund        Value Index
6/04                                     $ 9,425           $10,000
8/04                                     $ 9,016           $ 9,999
8/05                                     $11,188           $11,685
8/06                                     $11,522           $13,316
8/07                                     $13,611           $15,028

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 7/1/09 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Select Value Fund
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COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of expenses:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result by the number in (1) above the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on actual returns from March 1, 2007 through August 31, 2007

Share Class                                                                A
--------------------------------------------------------------------------------
Beginning Account Value On 3/1/07                                      $1,000.00
Ending Account Value On 8/31/07                                        $1,023.20
Expenses Paid During Period*                                           $    6.37

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Value Fund
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Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from March 1, 2007 through August 31, 2007

Share Class                                                                A
--------------------------------------------------------------------------------
Beginning Account Value On 3/1/07                                      $1,000.00
Ending Account Value On 8/31/07                                        $1,018.90
Expenses Paid During Period*                                           $    6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Value Fund
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SCHEDULE OF INVESTMENTS 8/31/07 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                           Value
           COMMON STOCKS - 98.0%
           Energy - 3.3%
           Oil & Gas Exploration & Production - 3.3%
  1,025    Plains Exploration & Product*(b)                  $   38,468
                                                             ----------
           Total Energy                                      $   38,468
                                                             ----------
           Materials - 8.7%
           Diversified Metals & Mining - 3.0%
    400    Freeport-McMoRan Copper & Gold, Inc. (Class B)    $   34,968
                                                             ----------
           Gold - 3.0%
    850    Newmont Mining Corp.                              $   35,921
                                                             ----------
           Metal & Glass Containers - 2.7%
    610    Ball Corp.                                        $   31,952
                                                             ----------
           Total Materials                                   $  102,841
                                                             ----------
           Capital Goods - 5.6%
           Aerospace & Defense - 2.5%
    300    L-3 Communications Holdings, Inc.                 $   29,553
                                                             ----------
           Construction & Engineering - 3.1%
  1,100    KBR, Inc.*                                        $   36,124
                                                             ----------
           Total Capital Goods                               $   65,677
                                                             ----------
           Commercial Services & Supplies - 2.9%
           Diversified Commercial Services - 2.9%
    900    Equifax, Inc.                                     $   34,668
                                                             ----------
           Total Commercial Services & Supplies              $   34,668
                                                             ----------
           Consumer Durables & Apparel - 2.1%
           Housewares & Specialties - 2.1%
    300    Fortune Brands, Inc.                              $   24,927
                                                             ----------
           Total Consumer Durables & Apparel                 $   24,927
                                                             ----------
           Consumer Services - 2.2%
           Casinos & Gaming - 2.2%
    300    Harrah's Entertainment, Inc.                      $   25,731
                                                             ----------
           Total Consumer Services                           $   25,731
                                                             ----------

12 The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
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 Shares                                                         Value
           Media - 4.4%
           Advertising - 4.4%
  4,727    The Interpublic Group of Companies, Inc.*(b)    $   51,761
                                                           ----------
           Total Media                                     $   51,761
                                                           ----------
           Retailing - 8.7%
           Apparel Retail - 4.6%
  2,900    Gap, Inc.                                       $   54,404
                                                           ----------
           Department Stores - 2.2%
    180    Sears Holdings Corp.*(b)                        $   25,841
                                                           ----------
           Home Improvement Retail - 1.9%
    600    Home Depot, Inc.                                $   22,986
                                                           ----------
           Total Retailing                                 $  103,231
                                                           ----------
           Food & Drug Retailing - 3.9%
           Food Retail - 3.9%
  1,725    Kroger Co.                                      $   45,851
                                                           ----------
           Total Food & Drug Retailing                     $   45,851
                                                           ----------
           Food, Beverage & Tobacco - 4.5%
           Tobacco - 4.5%
    700    Loews Corp Carolina Group (b)                   $   53,284
                                                           ----------
           Total Food, Beverage & Tobacco                  $   53,284
                                                           ----------
           Health Care Equipment & Services - 7.5%
           Health Care Services - 3.6%
  1,300    Omnicare, Inc. (b)                              $   42,419
                                                           ----------
           Health Care Supplies - 3.9%
    950    Cooper Companies, Inc.                          $   46,322
                                                           ----------
           Total Health Care Equipment & Services          $   88,741
                                                           ----------
           Pharmaceuticals & Biotechnology - 6.6%
           Pharmaceuticals - 6.6%
  1,650    Bristol-Myers Squibb Co.                        $   48,097
  1,000    Schering-Plough Corp.                               30,020
                                                           ----------
                                                           $   78,117
                                                           ----------
           Total Pharmaceuticals & Biotechnology           $   78,117
                                                           ----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Select Value Fund
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SCHEDULE OF INVESTMENTS 8/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

 Shares                                                       Value
           Diversified Financials - 10.8%
           Consumer Finance - 1.3%
    458    The First Marblehead Corp.                    $   15,338
                                                         ----------
           Investment Banking & Brokerage - 6.0%
  3,200    E*TRADE Financial Corp.*                      $   49,856
    280    Merrill Lynch & Co., Inc.                         20,636
                                                         ----------
                                                         $   70,492
                                                         ----------
           Diversified Financial Services - 3.5%
    880    Citigroup, Inc.                               $   41,254
                                                         ----------
           Total Diversified Financials                  $  127,084
                                                         ----------
           Insurance - 11.1%
           Life & Health Insurance - 5.2%
  2,500    UNUM Group                                    $   61,175
                                                         ----------
           Property & Casualty Insurance - 2.9%
    550    Ambac Financial Group, Inc. (b)               $   34,551
                                                         ----------
           Reinsurance - 3.0%
    625    Renaissancere Holdings, Ltd.                  $   35,800
                                                         ----------
           Total Insurance                               $  131,526
                                                         ----------
           Technology Hardware & Equipment - 6.6%
           Communications Equipment - 2.8%
  1,000    Nokia Corp. (A.D.R.)                          $   32,880
                                                         ----------
           Computer Hardware - 1.1%
  2,400    Sun Microsystems, Inc.*                       $   12,864
                                                         ----------
           Computer Storage & Peripherals - 2.7%
  1,120    Imation Corp.                                 $   32,581
                                                         ----------
           Total Technology Hardware & Equipment         $   78,325
                                                         ----------
           Semiconductors - 4.2%
           Semiconductors - 4.2%
  1,900    National Semiconductor Corp.                  $   50,008
                                                         ----------
           Total Semiconductors                          $   50,008
                                                         ----------
           Telecommunication Services - 1.9%
           Wireless Telecommunication Services - 1.9%
  1,200    Sprint Nextel Corp.                           $   22,704
                                                         ----------
           Total Telecommunication Services              $   22,704
                                                         ----------

14 The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
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--------------------------------------------------------------------------------

 Shares                                                      Value
           Utilities - 3.0%
           Multi-Utilities - 3.0%
    420    Public Service Enterprise Group, Inc.        $   35,696
                                                        ----------
           Total Utilities                              $   35,696
                                                        ----------
           TOTAL COMMON STOCKS
           (Cost $1,081,704)                            $1,158,640
                                                        ----------
           TEMPORARY CASH INVESTMENT - 19.9%
           Security Lending Collateral - 19.9%
235,977    Securities Lending Investment Fund, 5.33%    $  235,977
                                                        ----------
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $235,977)                              $  235,977
                                                        ----------
           TOTAL INVESTMENT IN SECURITIES - 117.9%
           (Cost $1,317,681) (a)                        $1,394,617
                                                        ----------
           OTHER ASSETS AND LIABILITIES - (17.9)%       $ (211,775)
                                                        ----------
           TOTAL NET ASSETS - 100.0%                    $1,182,842
                                                        ==========

*        Non-income producing security.
(A.D.R.) American Depositary Receipt.
(a) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,317,681 was as follows:

           Aggregate gross unrealized gain for all investments in which there is
           an excess of value over tax cost                                         $130,244
           Aggregate gross unrealized loss for all investments in which there is
           an excess of tax cost over value                                          (53,308)
                                                                                    --------
           Net unrealized gain                                                      $ 76,936
                                                                                    ========

(b)      At August 31, 2007, the following securities were out on loan:

         Shares    Description                                                         Value
            544    Ambac Financial Group, Inc.                                      $ 34,174
          4,383    The Interpublic Group of Companies, Inc.*                          47,994
            693    Loews Corp Carolina Group                                          52,751
          1,287    Omnicare, Inc.                                                     41,995
            817    Plains Exploration & Product*                                      30,662
            178    Sears Holdings Corp.*                                              25,554
                                                                                    --------
                   Total                                                            $233,130
                                                                                    ========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended August 31, 2007 aggregated $467,134 and $462,101, respectively.

The accompanying notes are an integral part of these financial statements.   15

Pioneer Select Value Fund
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/07 (unaudited)
-----------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $233,130) (cost $1,317,681)                         $1,394,617
  Cash                                                                44,357
  Receivables -
    Dividends, interest receivable and foreign taxes withheld          1,026
  Other                                                                5,835
                                                                  ----------
     Total assets                                                 $1,445,835
                                                                  ----------
LIABILITIES:
  Payables -
    Upon return of securities loaned                              $  235,977
  Due to affiliates                                                    1,364
  Accrued expenses                                                    25,652
                                                                  ----------
     Total liabilities                                            $  262,993
                                                                  ----------
NET ASSETS:
  Paid-in capital                                                 $  999,851
  Undistributed net investment income                                  2,357
  Accumulated net realized gain on investments                       103,698
  Net unrealized gain on investments                                  76,936
                                                                  ----------
     Total net assets                                             $1,182,842
                                                                  ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,182,842/89,322 shares)                     $    13.24
                                                                  ==========
MAXIMUM OFFERING PRICE:
  Class A ($13.24 [divided by] 94.25%)                            $    14.05
                                                                  ==========

16 The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 8/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $214)        $8,046
  Interest                                                  1,244
  Income from securities loaned, net                          307
                                                           ------
     Total investment income                                           $  9,597
                                                                       --------
EXPENSES:
  Management fees                                          $4,325
  Transfer agent fees and expenses                             11
  Administrative reimbursements                               139
  Custodian fees                                            6,688
  Professional fees                                        18,265
  Printing expense                                          4,042
  Fees and expenses of nonaffiliated trustees               3,849
                                                           ------
     Total expenses                                                    $ 37,319
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                 (29,595)
                                                                       --------
     Net expenses                                                      $  7,724
                                                                       --------
       Net investment income                                           $  1,873
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                     $ 49,843
                                                                       --------
  Change in net unrealized gain on investments                         $(24,870)
                                                                       --------
  Net gain on investments                                              $ 24,973
                                                                       --------
  Net increase in net assets resulting from operations                 $ 26,846
                                                                       ========

The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 8/31/07 and the Year Ended 2/28/07, respectively

                                                           Six Months
                                                              Ended
                                                             8/31/07       Year Ended
                                                           (unaudited)      2/28/07
FROM OPERATIONS:
Net investment income                                      $    1,873      $    3,914
Net realized gain on investments                               49,843          74,970
Change in net unrealized gain on investments                  (24,870)         78,630
                                                           ----------      ----------
    Net increase in net assets resulting
     from operations                                       $   26,846      $  157,514
                                                           ----------      ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.04 per share, respectively)      $        -      $   (3,430)
                                                           ----------      ----------
Net realized gain:
    Class A ($0.00 and $0.56 per share, respectively)      $        -      $  (50,315)
                                                           ----------      ----------
     Total distributions to shareowners                    $        -      $  (53,745)
                                                           ----------      ----------
    Net increase in net assets                             $   26,846      $  103,769
NET ASSETS:
Beginning of period                                         1,155,996       1,052,227
                                                           ----------      ----------
End of period                                              $1,182,842      $1,155,996
                                                           ==========      ==========
Undistributed net investment income                        $    2,357      $      484
                                                           ==========      ==========

18 The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            Six Months
                                                                               Ended                               6/10/04 (a)
                                                                              8/31/07   Year Ended  Year Ended        to
                                                                            (unaudited)   2/28/07     2/28/06      2/28/05
CLASS A
Net asset value, beginning of period                                        $ 12.94       $ 11.78     $ 11.42      $  10.00
                                                                            -------       -------     -------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                               $  0.02       $  0.04     $  0.02      $  (0.02)
 Net realized and unrealized gain on investments                               0.28          1.72        1.06          1.56
                                                                            -------       -------     -------      --------
  Net increase from investment operations                                   $  0.30       $  1.76     $  1.08      $   1.54
Distribution to shareowners:
 Net investment income                                                            -         (0.04)      (0.02)            -
 Net realized gain                                                                -         (0.56)      (0.70)        (0.12)
                                                                            -------       -------     -------      --------
Net increase in net asset value                                             $  0.30       $  1.16     $  0.36      $   1.42
                                                                            -------       -------     -------      --------
Net asset value, end of period                                              $ 13.24       $ 12.94     $ 11.78      $  11.42
                                                                            =======       =======     =======      ========
Total return*                                                                  2.32%        15.11%       9.56%        15.47%(b)
Ratio of net expenses to average net assets+                                   1.25%**       1.25%       1.25%         1.25%**
Ratio of net investment income (loss) to average net assets+                   0.30%**       0.36%       0.12%        (0.21)%**
Portfolio turnover rate                                                          77%**        118%         79%           46%(b)
Net assets, end of period (in thousands)                                    $ 1,183       $ 1,156     $ 1,052      $    285
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                  6.04%**       7.59%       9.58%        39.02%**
 Net investment loss                                                          (4.49)%**     (5.98)%     (8.21)%      (37.99)%**

(a)  Class A shares were first offered on June 10, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 19

Pioneer Select Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Select Value Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust V, a Delaware statutory business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on March 8, 2004, and commenced operations on June 10, 2004. Prior to June 10, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at August 31, 2007 are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to that document when considering the Fund's risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported,

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of August 31, 2007 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character

Pioneer Select Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     of distributions paid during the year ended February 28, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                          2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                                         $ 34,916
Long-Term capital gain                                                    18,829
                                                                        --------
  Total                                                                 $ 53,745
                                                                        ========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at February 28, 2007:

--------------------------------------------------------------------------------
                                                                         2007
--------------------------------------------------------------------------------
Undistributed ordinary income                                          $  31,084
Undistributed long-term gain                                              23,255
Unrealized appreciation                                                  101,806
                                                                       ---------
  Total                                                                $ 156,145
                                                                       =========
--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Class A shares during the six months ended August 31, 2007.

D.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets.

Through July 1, 2009, PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services, including accounting, regulatory reporting and insurance, are paid by the Fund. At August 31, 2007, $1,329 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $35 in transfer agent fees payable to PIMSS at August 31, 2007.

4.   Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees paid to PFD for the six months ended August 31, 2007.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

5.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Daniel K. Kingsbury, Executive
Mary K. Bush                                   Vice President
Margaret B.W. Graham                         Vincent Nave, Treasurer
Daniel K. Kingsbury                          Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

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                           This page for your notes.

--------------------------------------------------------------------------------

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                           This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date october 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 29, 2007

* Print the name and title of each signing officer under his or her signature.